Finance Income And Cost - Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income And Cost - Finance Cost Table
Interest on debts and borrowings	$ 56,908	$ 56,327	$ 45,516
Deferred finance cost	3,937	3,509	2,806
Interest on lease liabilities	717	678	606
Other finance costs	503	4,722	0
Total finance costs	$ 62,065	$ 65,236	$ 48,928